Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC (Details narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional non interesting fund	$ 0	$ 1,964,669
Mr Huang [Member]
Repaid	1,350,000	1,900,000
Victor Huang and Derek Xu
Loan Borrow		3,000,000
Capital		$ 1,100,000
Interest		5.00%
Additional Cash	900,000	$ 900,000	$ 1,750,000
Zeppelin [Member]
Additional Cash		1,095,000
Operations Expenses			1,100,000
Primarily cash		73,000
Accrued liabilities		60,000
Advance Liabilities		1,150,000
Shareholders Advances		2,254,000	$ 600,000
Additional non interesting fund		1,100,000
Stockholder's deficit		2,181,000
Mr Xu [Member]
Repaid	200,000	1,300,000
Founder [Member]
Repaid	$ 1,750,000	$ 1,100,000